Subsequent events - Financial support to an equity method investee (Details) ¥ in Thousands	Jun. 30, 2023 CNY (¥)
JICA Intelligent Robotics Co., Ltd.
Subsequent events
Ownership percentage	70.00%
Subsequent events | JICA Intelligent Robotics Co., Ltd.
Subsequent events
Additional capital injection	¥ 266,667
Consideration paid	1,000
Consideration payable	¥ 265,667
Period for payment of consideration	3 years
Percentage of ownership interest held before acquisition	50.00%
Percentage of ownership interest after acquisition	70.00%
Subsequent events | JICA Intelligent Robotics Co., Ltd. | Geely Auto
Subsequent events
Ownership percentage	50.00%
Subsequent events | JICA Intelligent Robotics Co., Ltd. | Geely Auto
Subsequent events
Percentage of non-controlling interest	30.00%